Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

		At
		30 Jun	31 Dec
		2020	2019
	Footnotes	$m	$m
Guarantees and contingent liabilities:
– financial guarantees		18,328	20,214
– performance and other guarantees		73,078	75,933
– other contingent liabilities		1,094	1,576
At the end of the period		92,500	97,723
Commitments:	1
– documentary credits and short-term trade-related transactions		6,201	6,316
– forward asset purchases and forward deposits placed		91,849	56,326
– standby facilities, credit lines and other commitments to lend		740,023	734,966
At the end of the period		838,073	797,608

1	Includes $648,156m of commitments at 30 June 2020 (31 December 2019: $600,029m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.